Concentration of Major Customers	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS

Note 13 — CONCENTRATION OF MAJOR CUSTOMERS

Substantially all of the Group’s financial services revenue is derived from customers that are located primarily in China. The Group has a concentration of its revenues with specific customers. For the year ended December 31, 2020, three customers accounting for 31%, 21% and 12% of the Group’s total revenue. For the year ended December 31, 2019, one customer accounts for approximately 100% of the Group’s total revenue from the financial services business. As of December 31, 2020, three customers accounted for approximately 45%, 20% and 17%, of the Group’s total accounts receivable balance. As of December 31, 2019, one customer accounted for approximately 62% of the Group’s total accounts receivable balance.